Income tax - Additional information (Details) - RUB (₽) ₽ in Millions		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income taxes
Accumulated unremitted earnings not intended to be distributed		₽ 8,075	₽ 4,367
Tax payable to distribute unremitted earnings not intended to be distributed		403	218
Unrecognised deferred tax asset on tax loss carry forward		₽ 83	₽ 102	₽ 8
Cyprus
Disclosure of income taxes
Corporate income tax rate		12.50%
Russia
Disclosure of income taxes
Corporate income tax rate		20.00%
Tax rate on income received from government bonds		15.00%
Withholding tax rate on payment of dividends	15.00%	15.00%
Reduced withholding tax rate on payment of dividends	5.00%
Russia | Minimum
Disclosure of income taxes
Reduced withholding tax rate on payment of dividends	0.00%	5.00%
Russia | Maximum
Disclosure of income taxes
Reduced withholding tax rate on payment of dividends	5.00%	10.00%
Kazakhstan
Disclosure of income taxes
Corporate income tax rate		20.00%